Fair Value Measurements - Additional Information (Detail) - Working Capital Loan [Member] - Kensington Capital Acquisition Corp I V [Member]	Jun. 30, 2022 mo
Fair Value Disclosures [Line Items]
Embedded derivative liability, measurement input	0
Measurement Input, Price Volatility [Member]
Fair Value Disclosures [Line Items]
Embedded derivative liability, measurement input	5.1
Measurement Input, Discount Rate [Member]
Fair Value Disclosures [Line Items]
Embedded derivative liability, measurement input	14.95
Measurement Input, Expected Term [Member]
Fair Value Disclosures [Line Items]
Embedded derivative liability, measurement input	8
Measurement Input, Exercise Price [Member]
Fair Value Disclosures [Line Items]
Embedded derivative liability, measurement input	0.29
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Disclosures [Line Items]
Embedded derivative liability, measurement input	2.8